Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Digital display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Office property	40 years
Miners	3 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of Revenues by Service Categories	Revenue by service categories
	For the years ended December 31,
	2022	2023	2024
Revenues from operations:
Air Travel Media Network	$2,768	$928	$386
Others	6	—	—
	$2,774	$928	$386